Employee Benefits (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 2,236	$ 2,088
Employer contributions	11
Fair value of plan assets at end of year		2,236	$ 2,088
Amounts recognized in consolidated balance sheets:
Non-current liabilities	(285)	(333)	(264)
Retirement Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Net benefit obligation at beginning of year	2,462	2,004	2,171
Service cost		5	10	$ 24
Interest cost		99	91	93
Plan participant's contributions		0	0
Actuarial loss (gain)		504	(178)
Gross benefits paid		(125)	(77)
Foreign currency effect		(25)	8
Curtailment		0	(26)
Other adjustments		0	5
Net benefit obligation at end of year		2,462	2,004	2,171
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,236	2,088	1,851
Actual return on plan assets		270	281
Employer contributions		22	27
Plan participant's contributions		0	0
Gross benefits paid		(125)	(77)
Foreign currency effect		(19)	6
Fair value of plan assets at end of year		2,236	2,088	1,851
Funded status		(226)	84
Amounts recognized in consolidated balance sheets:
Non-current assets		28	261
Current liabilities		(8)	(7)
Non-current liabilities		(246)	(170)
Amounts Recognized in Consolidated Balance Sheet, Total		(226)	84
Accumulated benefit obligation		2,440	2,004
Plans with accumulated benefit obligation in excess of the fair value of plan assets:
Projected benefit obligation		2,046	176
Accumulated benefit obligation		2,024	158
Fair value of plan assets		1,792	0
Amounts recognized in accumulated other comprehensive loss, net of tax:
Net actuarial loss (gain)		452	227
Prior service credit		1	1
Total recognized		453	228
Postretirement Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Net benefit obligation at beginning of year	96	103	129
Service cost		1	2	3
Interest cost		4	5	5
Plan participant's contributions		4	4
Actuarial loss (gain)		5	(13)
Gross benefits paid		(13)	(13)
Foreign currency effect		0	0
Curtailment		0	(11)
Other adjustments		(8)	0
Net benefit obligation at end of year		96	103	129
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 0	0	0
Actual return on plan assets		0	0
Employer contributions		9	9
Plan participant's contributions		4	4
Gross benefits paid		(13)	(13)
Foreign currency effect		0	0
Fair value of plan assets at end of year		0	0	$ 0
Funded status		(96)	(103)
Amounts recognized in consolidated balance sheets:
Non-current assets		0	0
Current liabilities		(9)	(9)
Non-current liabilities		(87)	(94)
Amounts Recognized in Consolidated Balance Sheet, Total		(96)	(103)
Amounts recognized in accumulated other comprehensive loss, net of tax:
Net actuarial loss (gain)		(8)	(11)
Prior service credit		(5)	(1)
Total recognized		$ (13)	$ (12)